PORTFOLIO OF INVESTMENTS – as of March 31, 2023 (Unaudited)

Gateway Fund

Shares	Description	Value (†)

Common Stocks – 98.8% of Net Assets
	Aerospace & Defense – 1.4%
139,958	Boeing Co.(a)(b)	$29,731,278
41,278	HEICO Corp.(b)	7,060,189
528,727	Raytheon Technologies Corp.(b)	51,778,235

		88,569,702

	Air Freight & Logistics – 0.7%
36,648	GXO Logistics, Inc.(a)	1,849,258
216,722	United Parcel Service, Inc., Class B(b)	42,041,901

		43,891,159

	Automobile Components – 0.1%
36,852	Autoliv, Inc.(b)	3,440,503

	Automobiles – 2.0%
1,274,861	Ford Motor Co.(b)	16,063,248
511,393	Tesla, Inc.(a)(b)	106,093,592

		122,156,840

	Banks – 2.9%
1,907,102	Bank of America Corp.(b)	54,543,117
653,900	JPMorgan Chase & Co.(b)	85,209,709
1,118,526	Wells Fargo & Co.(b)	41,810,502

		181,563,328

	Beverages – 1.6%
640,898	Keurig Dr Pepper, Inc.(b)	22,610,881
349,444	Monster Beverage Corp.(a)(b)	18,873,470
320,572	PepsiCo, Inc.(b)	58,440,276

		99,924,627

	Biotechnology – 2.3%
361,393	AbbVie, Inc.(b)	57,595,202
8,614	Alnylam Pharmaceuticals, Inc.(a)(b)	1,725,556
125,096	Amgen, Inc.(b)	30,241,958
52,967	Biogen, Inc.(a)(b)	14,726,415
25,770	BioMarin Pharmaceutical, Inc.(a)(b)	2,505,875
16,697	Exact Sciences Corp.(a)(b)	1,132,224
3,171	Horizon Therapeutics PLC(a)(b)	346,083
61,324	Moderna, Inc.(a)(b)	9,418,140
16,492	Seagen, Inc.(a)(b)	3,339,135
68,273	Vertex Pharmaceuticals, Inc.(a)(b)	21,510,774

		142,541,362

	Broadline Retail – 2.8%
1,671,445	Amazon.com, Inc.(a)(b)	172,643,554
2,538	MercadoLibre, Inc.(a)(b)	3,345,236

		175,988,790

Shares	Description	Value (†)

Common Stocks – continued
	Building Products – 0.3%
355,197	Carrier Global Corp.(b)	$16,250,263
20,800	Lennox International, Inc.(b)	5,226,624

		21,476,887

	Capital Markets – 2.5%
6,485	Blackstone, Inc.(b)	569,642
324,121	Charles Schwab Corp.(b)	16,977,458
14,601	FactSet Research Systems, Inc.(b)	6,060,729
216,194	Intercontinental Exchange, Inc.(b)	22,546,872
142,677	KKR & Co., Inc.(b)	7,493,396
7,735	LPL Financial Holdings, Inc.(b)	1,565,564
432,102	Morgan Stanley(b)	37,938,556
41,804	MSCI, Inc.(b)	23,397,281
118,230	S&P Global, Inc.(b)	40,762,157

		157,311,655

	Chemicals – 2.2%
83,434	Ashland, Inc.(b)	8,569,506
71,767	Celanese Corp.(b)	7,814,709
275,738	Corteva, Inc.(b)	16,629,759
341,920	Dow, Inc.(b)	18,744,054
125,392	Eastman Chemical Co.(b)	10,575,561
95,653	Linde PLC(b)	33,998,902
167,820	LyondellBasell Industries NV, Class A(b)	15,756,620
125,903	Mosaic Co.(b)	5,776,430
30,931	Nutrien Ltd.(b)	2,284,254
66,451	Olin Corp.(b)	3,688,031
95,921	RPM International, Inc.(b)	8,368,148
195,010	Valvoline, Inc.(b)	6,813,649

		139,019,623

	Commercial Services & Supplies – 0.9%
244,314	Copart, Inc.(a)(b)	18,374,856
53,505	Waste Connections, Inc.(b)	7,440,941
185,672	Waste Management, Inc.(b)	30,296,100

		56,111,897

	Communications Equipment – 0.9%
1,082,609	Cisco Systems, Inc.(b)	56,593,385

	Construction Materials – 0.2%
43,244	Martin Marietta Materials, Inc.(b)	15,354,215

	Consumer Finance – 0.6%
259,378	Ally Financial, Inc.(b)	6,611,545
180,444	Discover Financial Services(b)	17,835,085
445,997	Synchrony Financial(b)	12,969,593

		37,416,223

	Consumer Staples Distribution & Retail – 2.1%
26,487	Casey’s General Stores, Inc.(b)	5,733,376
80,381	Costco Wholesale Corp.(b)	39,938,907

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Staples Distribution & Retail – continued
241,377	Kroger Co.(b)	$11,916,783
152,451	Target Corp.(b)	25,250,459
115,434	U.S. Foods Holding Corp.(a)(b)	4,264,132
285,139	Walmart, Inc.(b)	42,043,746

		129,147,403

	Containers & Packaging – 0.3%
54,360	Avery Dennison Corp.(b)	9,726,635
60,185	Crown Holdings, Inc.(b)	4,977,901
40,058	Sonoco Products Co.(b)	2,443,538
141,364	WestRock Co.(b)	4,307,361

		21,455,435

	Distributors – 0.3%
107,529	Genuine Parts Co.(b)	17,990,677

	Diversified Consumer Services – 0.1%
67,454	Service Corp. International(b)	4,639,486

	Diversified REITs – 0.1%
100,874	WP Carey, Inc.(b)	7,812,691

	Diversified Telecommunication Services – 1.1%
1,654,028	AT&T, Inc.(b)	31,840,039
998,895	Verizon Communications, Inc.(b)	38,847,027

		70,687,066

	Electric Utilities – 1.6%
323,243	Alliant Energy Corp.(b)	17,261,176
373,580	American Electric Power Co., Inc.(b)	33,992,044
80,010	Evergy, Inc.(b)	4,890,211
161,352	FirstEnergy Corp.(b)	6,463,761
386,244	NextEra Energy, Inc.(b)	29,771,688
153,399	OGE Energy Corp.(b)	5,777,007

		98,155,887

	Electrical Equipment – 0.6%
157,676	Eaton Corp. PLC(b)	27,016,206
31,715	Hubbell, Inc.(b)	7,716,577

		34,732,783

	Electronic Equipment, Instruments & Components – 0.9%
97,069	CDW Corp.(b)	18,917,778
375,436	Corning, Inc.(b)	13,245,382
26,442	Teledyne Technologies, Inc.(a)(b)	11,829,093
33,350	Zebra Technologies Corp., Class A(a)(b)	10,605,300

		54,597,553

	Energy Equipment & Services – 0.3%
595,515	Halliburton Co.(b)	18,842,095

Shares	Description	Value (†)

Common Stocks – continued
	Entertainment – 1.5%
81,510	Live Nation Entertainment, Inc.(a)(b)	$5,705,700
95,905	Netflix, Inc.(a)(b)	33,133,259
6,573	Roku, Inc.(a)(b)	432,635
428,339	Walt Disney Co.(a)(b)	42,889,584
568,175	Warner Bros. Discovery, Inc.(a)(b)	8,579,443

		90,740,621

	Financial Services – 5.0%
422,537	Berkshire Hathaway, Inc., Class B(a)(b)	130,466,750
65,885	Block, Inc.(a)(b)	4,523,005
175,056	Mastercard, Inc., Class A(b)	63,617,101
300,792	PayPal Holdings, Inc.(a)(b)	22,842,145
357,561	Visa, Inc., Class A(b)	80,615,703
133,431	Voya Financial, Inc.(b)	9,534,979

		311,599,683

	Food Products – 1.0%
61,781	Bunge Ltd.(b)	5,901,321
74,762	Lamb Weston Holdings, Inc.(b)	7,814,124
665,608	Mondelez International, Inc., Class A(b)	46,406,190

		60,121,635

	Gas Utilities – 0.0%
76,973	UGI Corp.(b)	2,675,581

	Ground Transportation – 0.9%
88,900	Canadian Pacific Railway Ltd.(b)	6,839,966
836,813	CSX Corp.(b)	25,054,181
47,741	J.B. Hunt Transport Services, Inc.(b)	8,376,636
43,447	Old Dominion Freight Line, Inc.(b)	14,808,476
81,926	Uber Technologies, Inc.(a)(b)	2,597,054

		57,676,313

	Health Care Equipment & Supplies – 2.6%
426,297	Abbott Laboratories(b)	43,166,834
161,683	Baxter International, Inc.(b)	6,557,862
641,360	Boston Scientific Corp.(a)(b)	32,087,241
90,971	Dexcom, Inc.(a)(b)	10,569,011
218,970	Edwards Lifesciences Corp.(a)(b)	18,115,388
99,773	GE HealthCare Technologies, Inc.(a)(b)	8,184,379
15,092	Insulet Corp.(a)(b)	4,813,744
108,519	Intuitive Surgical, Inc.(a)(b)	27,723,349
55,109	STERIS PLC(b)	10,541,250
14,309	Teleflex, Inc.(b)	3,624,613

		165,383,671

	Health Care Providers & Services – 3.0%
354,081	CVS Health Corp.(b)	26,311,759
79,403	Elevance Health, Inc.(b)	36,510,294
78,255	HCA Healthcare, Inc.(b)	20,634,278
16,707	Molina Healthcare, Inc.(a)(b)	4,468,955

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Providers & Services – continued
201,782	UnitedHealth Group, Inc.(b)	$95,360,155
46,177	Universal Health Services, Inc., Class B(b)	5,869,097

		189,154,538

	Health Care Technology – 0.1%
35,189	Veeva Systems, Inc., Class A(a)(b)	6,467,386

	Hotels, Restaurants & Leisure – 2.0%
9,745	Booking Holdings, Inc.(a)(b)	25,847,735
168,770	Hilton Worldwide Holdings, Inc.(b)	23,774,630
175,041	McDonald’s Corp.(b)	48,943,214
15,436	Melco Resorts & Entertainment Ltd., ADR(a)(b)	196,500
105,955	Restaurant Brands International, Inc.(b)	7,113,819
182,576	Starbucks Corp.(b)	19,011,639
12,225	Vail Resorts, Inc.(b)	2,856,738

		127,744,275

	Household Durables – 0.3%
2,420	NVR, Inc.(a)(b)	13,484,700
129,073	Toll Brothers, Inc.(b)	7,748,252

		21,232,952

	Household Products – 1.3%
563,816	Procter & Gamble Co.(b)	83,833,801

	Industrial Conglomerates – 1.0%
232,793	3M Co.(b)	24,468,872
213,732	Honeywell International, Inc.(b)	40,848,460

		65,317,332

	Industrial REITs – 0.6%
290,109	Prologis, Inc.(b)	36,196,900

	Insurance – 2.0%
467,650	Aflac, Inc.(b)	30,172,778
62,761	American Financial Group, Inc.(b)	7,625,461
91,119	Aon PLC, Class A(b)	28,728,910
187,556	Arthur J Gallagher & Co.(b)	35,881,338
74,687	Fidelity National Financial, Inc.(b)	2,608,817
3,155	Markel Corp.(a)(b)	4,030,229
25,430	RenaissanceRe Holdings Ltd.(b)	5,094,646
245,220	Unum Group(b)	9,700,903

		123,843,082

	Interactive Media & Services – 4.8%
426,457	Alphabet, Inc., Class A(a)(b)	44,236,384
1,586,480	Alphabet, Inc., Class C(a)(b)	164,993,920
426,969	Meta Platforms, Inc., Class A(a)(b)	90,491,810

		299,722,114

	IT Services – 0.6%
114,609	DXC Technology Co.(a)(b)	2,929,406

Shares	Description	Value (†)

Common Stocks – continued
	IT Services – continued
14,418	EPAM Systems, Inc.(a)(b)	$4,310,982
21,387	Gartner, Inc.(a)(b)	6,967,243
121,544	Shopify, Inc., Class A(a)(b)	5,826,819
8,665	Twilio, Inc., Class A(a)(b)	577,349
72,450	VeriSign, Inc.(a)(b)	15,310,859

		35,922,658

	Leisure Products – 0.0%
19,460	Polaris, Inc.(b)	2,152,860

	Life Sciences Tools & Services – 1.4%
56,668	Danaher Corp.(b)	14,282,603
17,245	ICON PLC, ADR(a)(b)	3,683,359
48,027	Illumina, Inc.(a)(b)	11,168,679
96,991	Thermo Fisher Scientific, Inc.(b)	55,902,703

		85,037,344

	Machinery – 2.0%
127,277	Caterpillar, Inc.(b)	29,126,069
89,903	Cummins, Inc.(b)	21,476,028
66,901	Deere & Co.(b)	27,622,085
95,076	Parker-Hannifin Corp.(b)	31,955,994
121,067	Pentair PLC(b)	6,691,373
63,733	Timken Co.(b)	5,208,261

		122,079,810

	Media – 0.6%
1,009,773	Comcast Corp., Class A(b)	38,280,495
23,909	Liberty Broadband Corp., Class C(a)(b)	1,953,365

		40,233,860

	Metals & Mining – 0.4%
226,243	Newmont Corp.(b)	11,090,432
96,794	Southern Copper Corp.(b)	7,380,542
47,801	Steel Dynamics, Inc.(b)	5,404,381

		23,875,355

	Multi-Utilities – 1.1%
260,977	Ameren Corp.(b)	22,545,803
255,084	Consolidated Edison, Inc.(b)	24,403,886
227,581	WEC Energy Group, Inc.(b)	21,572,403

		68,522,092

	Oil, Gas & Consumable Fuels – 4.3%
259,024	Cenovus Energy, Inc.(b)	4,522,559
45,031	Cheniere Energy, Inc.(b)	7,096,886
389,682	Chevron Corp.(b)	63,580,515
365,530	ConocoPhillips(b)	36,264,231
89,986	Enbridge, Inc.(b)	3,432,966
826,355	Exxon Mobil Corp.(b)	90,618,089
61,365	HF Sinclair Corp.(b)	2,968,839
221,709	Occidental Petroleum Corp.(b)	13,841,293

Shares	Description	Value (†)

Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
226,052	ONEOK, Inc.(b)	$14,363,344
182,811	Suncor Energy, Inc.(b)	5,676,282
115,966	Targa Resources Corp.(b)	8,459,720
121,189	Valero Energy Corp.(b)	16,917,984

		267,742,708

	Passenger Airlines – 0.2%
153,012	Alaska Air Group, Inc.(a)(b)	6,420,383
144,851	United Airlines Holdings, Inc.(a)(b)	6,409,657

		12,830,040

	Pharmaceuticals – 4.4%
489,213	Bristol-Myers Squibb Co.(b)	33,907,353
164,055	Eli Lilly & Co.(b)	56,339,768
14,229	Jazz Pharmaceuticals PLC(a)(b)	2,082,130
510,674	Johnson & Johnson(b)	79,154,470
529,430	Merck & Co., Inc.(b)	56,326,058
1,177,313	Pfizer, Inc.(b)	48,034,370

		275,844,149

	Professional Services – 1.1%
141,064	Automatic Data Processing, Inc.(b)	31,405,078
4,628	Booz Allen Hamilton Holding Corp.(b)	428,969
97,840	CoStar Group, Inc.(a)(b)	6,736,284
40,427	ManpowerGroup, Inc.(b)	3,336,440
194,878	Paychex, Inc.(b)	22,331,070
21,371	SS&C Technologies Holdings, Inc.(b)	1,206,821
53,033	TransUnion(b)	3,295,471

		68,740,133

	Real Estate Management & Development – 0.0%
56,375	Zillow Group, Inc., Class C(a)(b)	2,506,996

	Residential REITs – 0.9%
252,006	American Homes 4 Rent, Class A(b)	7,925,589
85,332	Camden Property Trust(b)	8,946,207
143,552	Equity LifeStyle Properties, Inc.(b)	9,636,646
346,842	Invitation Homes, Inc.(b)	10,831,876
48,503	Sun Communities, Inc.(b)	6,833,102
265,036	UDR, Inc.(b)	10,882,378

		55,055,798

	Retail REITs – 0.6%
221,497	National Retail Properties, Inc.(b)	9,779,093
220,151	Simon Property Group, Inc.(b)	24,650,307

		34,429,400

	Semiconductors & Semiconductor Equipment – 6.3%
348,859	Advanced Micro Devices, Inc.(a)(b)	34,191,671
127,044	Analog Devices, Inc.(b)	25,055,618
86,199	Broadcom, Inc.(b)	55,300,106
16,102	First Solar, Inc.(a)(b)	3,502,185

Shares	Description	Value (†)

Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
919,182	Intel Corp.(b)	$30,029,676
163,539	Marvell Technology, Inc.(b)	7,081,239
482,196	NVIDIA Corp.(b)	133,939,583
99,634	NXP Semiconductors NV(b)	18,579,250
225,942	QUALCOMM, Inc.(b)	28,825,680
106,600	Teradyne, Inc.(b)	11,460,566
258,807	Texas Instruments, Inc.(b)	48,140,690

		396,106,264

	Software – 9.5%
118,824	Adobe, Inc.(a)(b)	45,791,205
33,266	Black Knight, Inc.(a)(b)	1,914,791
115,419	Cadence Design Systems, Inc.(a)(b)	24,248,378
22,762	Ceridian HCM Holding, Inc.(a)(b)	1,666,634
1,377,584	Microsoft Corp.(b)	397,157,467
380,874	Oracle Corp.(b)	35,390,812
30,411	Palo Alto Networks, Inc.(a)(b)	6,074,293
200,444	Salesforce, Inc.(a)(b)	40,044,702
51,745	ServiceNow, Inc.(a)(b)	24,046,936
74,483	VMware, Inc., Class A(a)(b)	9,299,203
45,718	Workday, Inc., Class A(a)(b)	9,442,596

		595,077,017

	Specialized REITs – 0.1%
151,601	CubeSmart(b)	7,006,998

	Specialty Retail – 2.1%
15,444	Burlington Stores, Inc.(a)(b)	3,121,232
20,171	Dick’s Sporting Goods, Inc.(b)	2,862,063
218,400	Home Depot, Inc.(b)	64,454,208
186,352	Lowe’s Cos., Inc.(b)	37,264,810
23,218	O’Reilly Automotive, Inc.(a)(b)	19,711,618
17,808	Williams-Sonoma, Inc.(b)	2,166,521

		129,580,452

	Technology Hardware, Storage & Peripherals – 7.2%
2,734,832	Apple, Inc.(b)	450,973,797
38,399	Dell Technologies, Inc., Class C(b)	1,544,024

		452,517,821

	Textiles, Apparel & Luxury Goods – 0.5%
16,507	Lululemon Athletica, Inc.(a)(b)	6,011,685
215,613	NIKE, Inc., Class B(b)	26,442,778

		32,454,463

	Tobacco – 0.6%
823,932	Altria Group, Inc.(b)	36,763,846

	Total Common Stocks (Identified Cost $2,450,202,583)	6,185,611,220

	Total Purchased Options – 0.6% (Identified Cost $67,342,976) (see detail below)	$40,209,700

Principal Amount

Short-Term Investments – 1.6%
$ 99,926,897	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2023 at 2.100% to be repurchased at $99,944,385 on 4/03/2023 collateralized by $51,999,500 U.S. Treasury Note, 3.875% due 3/31/2025 valued at $51,769,974; $40,628,800 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2024 valued at $50,155,482 including accrued interest(c) (Identified Cost $99,926,897)	99,926,897

	Total Investments – 101.0% (Identified Cost $2,617,472,456)	6,325,747,817
	Other assets less liabilities – (1.0)%	(64,051,262)

	Net Assets – 100.0%	$6,261,696,555

Purchased Options – 0.6%

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value (†)
Index Options – 0.6%
S&P 500 Index, Put(a)(d)	5/19/2023	3,650	2,157	$886,378,167	$9,040,861	$3,160,005
S&P 500 Index, Put(a)(d)	6/16/2023	3,600	2,156	885,967,236	8,469,205	5,411,560
S&P 500 Index, Put(a)(d)	6/16/2023	3,650	2,157	886,378,167	9,682,519	6,341,580
S&P 500 Index, Put(a)(d)	7/21/2023	3,500	2,157	886,378,167	11,696,332	6,762,195
S&P 500 Index, Put(a)(d)	7/21/2023	3,600	2,156	885,967,236	13,763,556	8,710,240
S&P 500 Index, Put(a)(d)	8/18/2023	3,525	2,188	899,117,028	14,690,503	9,824,120

Total					$67,342,976	$40,209,700

Written Options – (2.6%)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options – (2.6%)
S&P 500 Index, Call(d)	4/21/2023	3,925	(1,658)	$(681,323,598)	$(15,562,189)	$(34,270,860)
S&P 500 Index, Call(d)	4/21/2023	3,975	(1,658)	(681,323,598)	(9,894,876)	(27,257,520)
S&P 500 Index, Call(d)	4/21/2023	4,000	(1,658)	(681,323,598)	(18,369,593)	(23,742,560)
S&P 500 Index, Call(d)	4/21/2023	4,100	(1,658)	(681,323,598)	(25,045,253)	(11,879,570)
S&P 500 Index, Call(d)	4/21/2023	4,150	(1,658)	(681,323,598)	(23,330,612)	(7,427,840)
S&P 500 Index, Call(d)	4/21/2023	4,300	(1,649)	(677,625,219)	(12,684,933)	(915,195)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options – continued
S&P 500 Index, Call(d)	4/28/2023	3,950	(1,658)	$(681,323,598)	$(17,025,587)	$(32,579,700)
S&P 500 Index, Call(d)	4/28/2023	4,175	(1,650)	(678,036,150)	(6,876,375)	(7,515,750)
S&P 500 Index, Call(d)	5/19/2023	4,100	(1,650)	(678,036,150)	(14,037,375)	(19,470,000)

Total					$(142,826,793)	$(165,058,995)

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Domestic, exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(c)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(d)

The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options and purchases index put options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option. When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$6,185,611,220	$—	$—	$6,185,611,220
Purchased Options*	40,209,700	—	—	40,209,700
Short-Term Investments	—	99,926,897	—	99,926,897

Total	$6,225,820,920	$99,926,897	$—	6,325,747,817

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$(165,058,995)	$—	$—	$(165,058,995)

* Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended March 31, 2023, written index call options and purchased index put options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of March 31, 2023:

Assets	Investments at value [1]
Exchange-traded asset derivatives
Equity contracts	$40,209,700

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(165,058,995)

[1]	Represents purchased options, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at March 31, 2023 (Unaudited)

Software	9.5%
Technology Hardware, Storage & Peripherals	7.2
Semiconductors & Semiconductor Equipment	6.3
Financial Services	5.0
Interactive Media & Services	4.8
Pharmaceuticals	4.4
Oil, Gas & Consumable Fuels	4.3
Health Care Providers & Services	3.0
Banks	2.9
Broadline Retail	2.8
Health Care Equipment & Supplies	2.6
Capital Markets	2.5
Biotechnology	2.3
Chemicals	2.2
Specialty Retail	2.1
Consumer Staples Distribution & Retail	2.1
Hotels, Restaurants & Leisure	2.0
Insurance	2.0
Automobiles	2.0
Machinery	2.0
Other Investments, less than 2% each	27.4
Short-Term Investments	1.6

Total Investments	101.0
Other assets less liabilities (including open written options)	(1.0)

Net Assets	100.0%